NOTE 11 - STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
NOTE 11 - STOCKHOLDERS’ EQUITY

NOTE 11 - STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized 25,000,000 preferred shares with a par value of $0.001 per share.  The Board of Directors is authorized to divide the authorized shares of Preferred Stock into one or more series, each of which shall be so designated as to distinguish the shares thereof from the shares of all other series and classes.

Special 2019 Series A Preferred Stock

The Company has designated one (1) share of Series A Preferred Stock, par value $0.001.

On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.

The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration.

During 2021, the Company transferred from treasury to a related party one (1) share of Special 2019 Series A Preferred stock for debt settlement of $60,000.

As of December 31, 2021, the Company had 1 share of 2019 Series A Preferred stock issued and outstanding. As of December 31, 2020, the Company held 1 share of Special 2019 Series A Preferred stock in its Treasury.

Series B Preferred Stock

At December 31, 2021 and 2020, the Company had designated 0 and 12,000,000 shares of Series B Preferred Stock, par value $0.001. On March 31, 2021 the Company amended and restates its Articles of Incorporation and in doing so, retired the Series B Preferred Stock.

Prior to the retirement of the Series B Preferred Stock, the following designations were in effect:

Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company

During 2021, the Company converted the 2 shares of Series B Preferred to 2,650 shares of common stock valued at $6,000 to the Company’s Founder in satisfaction of debt (Note 9 Related Party Transactions).

As of December 31, 2021 and December 31, 2020, the Company had 0 and 2, shares of Series B preferred stock issued and outstanding, respectively.

Common Stock

The Company has authorized 3,000,000,000 common shares with a par value of $0.01 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the year, the Company issued common shares as follows:

•	561,220 shares for Advisory Board services valued at $1,643,355
•	57,000 shares for Investor Relations services valued at $131,610
•	2,650 shares for conversion of B preferred shares for the conversion of related party debt of $6,000
•	7,000,000 shares for conversion of debt of $70,000. The debt consisted of the 2019 Convertible promissory Note of $25,000, plus an accrued consulting fee of $50,000. The Company recorded other income in respect of a gain on the settlement of the accrued consulting fee of $5,000 (Note 7 Convertible Debt)

As at December 31, 2021 and 2020, the Company had 140,186,096 and 132,565,226 shares of common stock issued and outstanding, respectively.